Assets and Liabilities Held for Sale - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line items]
Total assets	€ 392,633,000,000	€ 395,923,000,000
Total liabilities	370,065,000,000	€ 371,821,000,000
Unrealized gains relating to non-current assets and disposal groups classified as held for sale	0
Assets and liabilities classified as held for sale [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Total assets	0
Total liabilities	€ 0